Intangible assets (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Intangible Assets Abstract
Intangible assets- brand name	$ 535,815	$ 536,065
Accumulated amortization	(53,975)	(433)
Intangible assets, net	$ 481,840	$ 535,632